CONSOLIDATED STATEMENTS OF INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net Revenue	$ 12,149,557	$ 12,708,932	$ 24,773,454	$ 24,989,250	$ 46,165,361	$ 44,555,531
Operating Expenses
Salaries and Benefits	3,365,197	2,803,477	6,898,257	5,329,100	11,157,253	10,336,123
Medical Supplies	2,374,480	2,463,659	5,135,649	4,230,302	8,022,665	7,961,804
Bariatric Program Sponsorship	1,200,000	1,200,000	2,400,000	2,400,000	4,800,000	4,800,000
Management Fees	454,416	452,798	920,068	959,764	1,802,084	1,747,955
Rent	447,862	441,242	1,009,813	898,774	1,872,290	1,811,637
Depreciation and Amortization	543,837	455,784	1,072,806	694,251	1,550,788	1,464,184
Other Operating Expenses	2,429,615	1,376,943	4,158,201	2,843,548	5,910,858	5,326,333
Total Operating Expenses	10,815,409	9,193,905	21,594,795	17,355,739	35,115,938	33,448,036
Other Income and Expenses
Interest Income	247	359	488	709	1,235	2,682
Interest Expense	(316,974)	(214,055)	(613,075)	(439,677)	(865,592)	(1,025,518)
Total Other Income and Expenses	(316,727)	(213,696)	(612,587)	(438,968)	(864,357)	(1,022,836)
Income Before Income Taxes	1,017,421	3,301,331	2,566,072	7,194,543	10,185,066	10,084,659
Income Taxes	378,098		920,125		4,476,750
Net Income	$ 639,323	$ 3,301,331	$ 1,645,947	$ 7,194,543	$ 5,708,316	$ 10,084,659
Basic and Diluted Income per Common Share	$ 0.02	$ 0.08	$ 0.04	$ 0.18	$ 0.14	$ 0.25
Weighted average number of common shares outstanding - basic and fully diluted	40,522,533	39,964,346	40,273,762	39,964,346	39,964,444	39,964,346
Dividends declared per common share	$ 0.0250		$ 0.0375